CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Movements in Cash Flow Hedge Reserve	The movements in the cash flow hedge reserve were as follows:

	Foreign
	currency risk
	2021	2020

Balance at beginning of the year	281	352
Loss arising on changes in fair value of hedging instruments during the period	(578)	(948)
Loss reclassified to profit or loss – hedged item has affected profit or loss	308	877
Balance at end of the year	11	281